Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income / (loss)	$ 565,999	$ 680,530	$ 9,660
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation (Note 5)	156,733	152,640	142,293
Amortisation of fair value of below market time charters	0	(187)	(1,184)
Amortization of debt (loan, lease & notes) issuance costs (Note 8)	4,918	6,511	7,815
Amortization of operating lease right-of-use assets (Note 6)	10,638	(0)	(0)
Gain/(Loss) on debt extinguishment, net (Note 8)	(4,064)	3,257	4,924
Loss on bad debt	677	629	373
Share-based compensation (Note 11)	28,481	10,335	4,624
(Gain)/Loss on time charter agreement termination	0	(1,102)	0
Loss on write-down of inventory (Note 4)	17,326	(0)	(0)
Change in fair value of forward freight derivatives and bunker swaps (Note 18)	(2,583)	(1,508)	(1,295)
Other non-cash charges	(225)	(116)	276
Write-off of current assets	607	0	0
Gain on hull and machinery claims	0	(192)	(2,154)
Equity in income / (loss) of investee	(109)	(120)	(36)
(Increase)/Decrease in:
Trade accounts receivable	(3,650)	(43,600)	20,322
Inventories	(9,411)	(27,783)	3,859
Prepaid expenses and other receivables	(3,818)	(19,012)	(2,211)
Derivatives asset	(91)	500	(2)
Due from related parties	(82)	239	109
Due from managers	9,338	(9,064)	541
Other non-current assets	0	0	(1)
Increase/(Decrease) in:
Accounts payable	11,563	(8,040)	(3,052)
Operating lease liability (Note 6)	(10,638)	0	0
Due to related parties	75	(13)	(2,578)
Accrued liabilities	4,031	13,810	(18,064)
Due to managers	2,459	(3,928)	2,032
Deferred revenue	(8,276)	13,285	4,301
Net cash provided by / (used in) Operating Activities	769,898	767,071	170,552
Cash Flows from Investing Activities:
Advances for vessels & vessel upgrades and other fixed assets	(25,403)	(130,147)	(72,059)
Hull and machinery insurance proceeds	4,531	8,884	5,725
Net cash provided by / (used in) Investing Activities	(20,872)	(121,263)	(66,334)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes	315,000	470,650	687,792
Loan and lease prepayments and repayments	(576,025)	(593,183)	(708,910)
Financing and debt extinguishment fees paid	(5,543)	(4,584)	(9,027)
Dividends paid (Note 9)	(668,697)	(230,240)	(4,804)
Proceeds from issuance of common stock	19,792	(0)	(0)
Offering expenses paid related to the issuance of common stock	(412)	(433)	0
Repurchase of common shares	(20,068)	(10,278)	0
Net cash provided by / (used in) Financing Activities	(935,953)	(368,068)	(34,949)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(186,927)	277,740	69,269
Cash and cash equivalents and restricted cash at beginning of period	473,271	195,531	126,262
Cash and cash equivalents and restricted cash at end of period	286,344	473,271	195,531
Cash paid during the period for:
Interest	49,598	49,658	61,557
Non-cash investing and financing activities:
Shares issued in connection with vessel acquisitions	(0)	69,884	(0)
Vessel upgrades	(0)	(0)	9,674
Assumed debt upon acquisition	(0)	99,601	(0)
Right-of-use assets and lease obligations for charter-in contracts	(0)	48,796	(0)
Unpaid offering expenses	33	(0)	(0)
Dividends declared but not paid	(0)	(233)	(0)
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	269,754	450,285	183,211
Restricted cash, current (Note 8)	14,569	20,965	7,299
Restricted cash, non-current (Note 8)	2,021	2,021	5,021
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 286,344	$ 473,271	$ 195,531